LOAN (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about borrowings [abstract]
Unsecured non-interest bearing note			$ 265,000
Loan	$ 27,274	$ 40,041